Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$3,377
2014	1,581
2015	522
2016	127
2017	130
2018	33

Total minimum lease payments	$5,770

Related-Party Transactions

12. Related-Party Transactions

In July 2011, the Company repurchased 5,669,374 shares of its common stock held by the executive officers and directors at a purchase price of $7.80 per share for the aggregate amount of $44,221.

Changes in Recorded Amount of Accrued Compensation and Consideration from Acquisitions

A summary of the changes in the recorded amount of accrued compensation and consideration from acquisitions from December 31, 2012 to September 30, 2013 is as follows (dollars in thousands):

Acquisition:	Liability as of December 31, 2012	Payments	Additional Accruals	Liability as of September 30, 2013
CrowdTorch (Seed Labs)	280	(280)	206	206
CrowdCompass	736	(1,388)	1,471	819
TicketMob	—	—	375	375

	1,016	(1,668)	2,052	1,400